Offerings - Offering: 1	Dec. 09, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 150,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,965
Offering Note
(1)
The filing fee is calculated and is being paid pursuant to Rules 456(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price. The registrant initially deferred payment of the registration fees for its Registration Statement on Form
S-3
(File
No. 333-269086)
filed by the Registrant with the Securities and Exchange Commission on December 30, 2022 pursuant to Rules 456(b) and 457(r) under the Securities Act.